ICON CONSUMER SELECT FUND

Portfolio of Investments

September 30, 2023

Security Description	Shares	Value
Common Stock (99.18%)

Communications (8.47%)
eBay Inc	37,800	$1,666,602
Expedia Group Inc*	12,900	1,329,603
The Walt Disney Co*	9,700	786,185
Total Communications		3,782,390

Consumer, Cyclical (38.16%)
Aramark	51,000	1,769,700
Dana Inc	54,400	798,048
Deckers Outdoor Corp*	4,600	2,364,814
Gentex Corp	58,500	1,903,590
Gentherm Inc*	24,200	1,313,092
Lear Corp	10,300	1,382,260
NIKE Inc	18,400	1,759,408
PulteGroup Inc	24,400	1,806,820
Skechers USA Inc*	53,500	2,618,825
Visteon Corp*	9,600	1,325,472
Total Consumer, Cyclical		17,042,029

Consumer, Non-cyclical (11.05%)
Darling Ingredients Inc*	28,100	1,466,820
Global Payments Inc	7,900	911,581
Lamb Weston Holdings Inc	17,400	1,608,804
Performance Food Group Co*	16,100	947,646
Total Consumer, Non-cyclical		4,934,851

Financial (41.50%)
American Express Co	5,500	820,545
Arch Capital Group Ltd*	20,500	1,634,055
Assurant Inc	10,300	1,478,874
Bank of America Corp	34,300	939,134
Equitable Holdings Inc	39,200	1,112,888
Everest Group Ltd	3,200	1,189,344
The Hartford Financial Services Group Inc	12,900	914,739
LPL Financial Holdings Inc	13,100	3,113,215
Marsh & McLennan Cos Inc	11,500	2,188,450
Mastercard Inc	5,200	2,058,732
RenaissanceRe Holdings Ltd	6,500	1,286,480
Visa Inc	7,800	1,794,078
Total Financial		18,530,534

Total Common Stock (Cost $38,785,253)		44,289,804

Investment Companies (0.96%)

Money Market Funds (0.96%)
First American Government Obligations Fund (Subsidized 7-Day Yield, 5.28%)	430,949	430,949

Total Investment Companies (Cost $430,949)		430,949

Total Investments (Cost $39,216,202) (100.14%)		44,720,753
Liabilities in Excess of Other Assets (-0.14%)		(62,618)
Net Assets (100.00%)		$44,658,135

* Non-income producing security.

ICON EQUITY FUND
Portfolio of Investments
September 30, 2023

Security Description	Shares	Value
Common Stock (83.25%)

Basic Materials (0.94%)
The Chemours Co	18,800	$527,340

Communications (6.06%)
Extreme Networks Inc*	139,979	3,388,892

Consumer, Cyclical (8.74%)
Delta Air Lines Inc	12,300	455,100
JetBlue Airways Corp*	70,000	322,000
Magna International Inc	28,200	1,511,802
NIKE Inc	22,700	2,170,574
Southwest Airlines Co	15,900	430,413
Total Consumer, Cyclical		4,889,889

Consumer, Non-cyclical (14.30%)
Anheuser-Busch InBev SA/NV#	18,800	1,039,640
The Boston Beer Co Inc*	3,600	1,402,308
Euronet Worldwide Inc*	13,350	1,059,723
Global Payments Inc	18,862	2,176,486
Performance Food Group Co*	39,500	2,324,970
Total Consumer, Non-cyclical		8,003,127

Energy (4.62%)
Baker Hughes Co	73,200	2,585,424

Financial (18.14%)
Bank of America Corp	32,488	889,521
JPMorgan Chase & Co	10,200	1,479,204
LPL Financial Holdings Inc	14,000	3,327,100
Mastercard Inc	8,429	3,337,125
Truist Financial Corp	39,100	1,118,651
Total Financial		10,151,601

Industrial (24.05%)
Advanced Drainage Systems Inc	19,900	2,265,217
Alamo Group Inc	19,500	3,370,770
Armstrong World Industries Inc	21,600	1,555,200
Chart Industries Inc*	18,000	3,044,160
CSX Corp	36,200	1,113,150
Trinity Industries Inc	86,800	2,113,580
Total Industrial		13,462,077

Technology (6.40%)
Adobe Inc*	3,100	1,580,690
EPAM Systems Inc*	7,830	2,002,053
Total Technology		3,582,743

Total Common Stock (Cost $33,785,367)		46,591,093

Security Description	Shares	Value
Investment Companies (16.91%)

Exchange-Traded Funds (1.53%)
Direxion Daily Semiconductors Bear 3x Shares#	13,400	150,080
ProShares Short QQQ#	65,100	708,939
Total Exchange-Traded Funds		859,019

Money Market Funds (15.37%)
First American Government Obligations Fund (Subsidized 7-Day Yield, 5.28%)	8,601,886	8,601,886

Total Investment Companies (Cost $9,977,742)		9,460,905

Collateral Received For Securities on Loan (3.38%)
First American Government Obligations Fund - Class X (Cost $1,894,107)	1,894,107	1,894,107

Total Investments (Cost $45,657,216) (103.54%)		57,946,105
Liabilities in Excess of Other Assets (-3.54%)		(1,981,048)
Net Assets (100.00%)		$55,965,057

* Non-income producing security.

# Loaned security; a portion of the security is on loan at Septemeber 30, 2023 in the amount of $1,874,044.

ICON EQUITY INCOME FUND
Portfolio of Investments
September 30, 2023

Security Description	Shares	Value
Common Stock (51.59%)

Basic Materials (1.79%)
Kaiser Aluminum Corp	13,100	$985,906

Communications (3.07%)
Nexstar Media Group Inc	11,800	1,691,766

Consumer, Cyclical (3.70%)
Hooker Furnishings Corp	49,200	956,940
Leggett & Platt Inc	42,600	1,082,466
Total Consumer, Cyclical		2,039,406

Consumer, Non-Cyclical (19.28%)
Amgen Inc	9,600	2,580,096
Bristol-Myers Squibb Co	28,500	1,654,140
GSK PLC	64,800	2,349,000
Ingredion Inc	14,700	1,446,480
Vector Group Ltd	243,300	2,588,712
Total Consumer, Non-Cyclical		10,618,428

Financial (15.71%)
Webster Financial Corp	22,800	919,068
OceanFirst Financial Corp	70,200	1,015,794
New York Community Bancorp Inc	234,900	2,663,766
Manulife Financial Corp	117,800	2,153,384
ING Groep NV	144,100	1,899,238
Total Financial		8,651,250

Industrial (5.43%)
Lockheed Martin Corp	4,400	1,799,424
Trinity Industries Inc	48,800	1,188,280
Total Industrial		2,987,704

Utilities (2.61%)
Evergy Inc	28,400	1,439,880

Total Common Stock (Cost $29,393,960)		28,414,340

Preferred Stock (13.23%)

Financial (11.42%)
Annaly Capital Management Inc, 10.632%, Quarterly US LIBOR +4.993%(b)	28,060	710,760
Argo Group US Inc, 6.500%	56,160	1,237,766
Bank of America Corp, 7.250%	654	727,385
Equity Commonwealth, 6.500%	51,507	1,288,190
JPMorgan Chase & Co, 5.750%	41,701	992,901
Raymond James Financial Inc, 6.375%	22,032	548,597
Wells Fargo & Co, 7.500%	700	780,500
Total Financial		6,286,099

Government (1.81%)
Farm Credit Bank of Texas, 9.681%, Quarterly US LIBOR +4.010% (144A)(a)(b)	10,000	997,500

Total Preferred Stock (Cost $7,545,234)		7,283,599

Security Description	Shares	Value
Corporate Debt (24.54%)

Communications (3.59%)
Hughes Satellite Systems Corp, 6.625%, 8/1/2026	250,000	213,750
Sprint LLC, 7.125%, 6/15/2024	1,000,000	1,006,378
Uber Technologies Inc, 8.000%, 11/1/2026 (144A)	750,000	758,813
Total Communications		1,978,941

Consumer, Cyclical (11.20%)
American Airlines 2016-1 Class B Pass Through Trust, 5.250%, 1/15/2024	214,399	212,890
American Airlines 2017-1 Class B Pass Through Trust, 4.950%, 2/15/2025	425,000	411,775
American Airlines 2013-1 Class A Pass Through Trust, 4.000%, 7/15/2025	390,519	370,037
American Airlines 2017-2 Class B Pass Through Trust, 3.700%, 10/15/2025	247,235	234,786
American Airlines 2019-1 Class B Pass Through Trust, 3.850%, 2/15/2028	166,657	147,150
American Airlines 2016-2 Class A Pass Through Trust, 3.650%, 6/15/2028	348,500	303,533
American Airlines 2021-1 Class B Pass Through Trust, 3.950%, 7/11/2030	682,500	593,140
American Airlines 2019-1 Class A Pass Through Trust, 3.500%, 2/15/2032	405,071	328,682
British Airways 2021-1 Class A Pass Through Trust, 2.900%, 3/15/2035 (144A)	436,108	361,165
Century Communities Inc, 6.750%, 6/1/2027	250,000	245,671
The Goodyear Tire & Rubber Co, 9.500%, 5/31/2025	500,000	507,505
MGM Resorts International, 6.750%, 5/1/2025	750,000	746,117
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd, 6.500%, 6/20/2027 (144A)	374,500	371,125
Royal Caribbean Cruises Ltd, 11.500%, 6/1/2025 (144A)	358,000	378,333
United Airlines 2016-1 Class A Pass Through Trust, 3.450%, 7/7/2028	683,407	608,388
United Airlines 2019-1 Class A Pass Through Trust, 4.550%, 8/25/2031	392,376	346,663
Total Consumer, Cyclical		6,166,960

Consumer, Non-Cyclical (1.66%)
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC, 4.625%, 1/15/2027 (144A)	250,000	236,112
Conagra Brands Inc, 7.125%, 10/1/2026	175,000	180,671
Williams Scotsman Inc, 6.125%, 6/15/2025 (144A)	500,000	495,000
Total Consumer, Non-Cyclical		911,783

Energy (0.18%)
NGL Energy Operating LLC / NGL Energy Finance Corp, 7.500%, 2/1/2026 (144A)	100,000	98,892

Financial (6.49%)
Bank of America Corp, 8.806%, Quarterly TSOFR +3.397%(a),(b)	500,000	500,185
The Charles Schwab Corp, 5.375%(a)	500,000	480,388
Citigroup Inc, 9.092%, Quarterly TSOFR +372.761(a),(b)	500,000	499,806
Credit Acceptance Corp, 6.625%, 3/15/2026#	220,000	212,097
Nationwide Mutual Insurance Co, 7.961%, Quarterly US LIBOR +2.290%, 12/15/2024 (144A)(b)	1,000,000	999,965
Prudential Financial Inc, 5.200%, 3/15/2044	500,000	489,173
Wells Fargo & Co, 5.900%(a)	400,000	391,964
Total Financial		3,573,578

Industrial (1.42%)
Fortress Transportation and Infrastructure Investors LLC, 6.500%, 10/1/2025 (144A)	250,000	245,702
MasTec Inc, 6.625%, 8/15/2029 (144A)	250,000	238,125
WESCO Distribution Inc, 7.125%, 6/15/2025 (144A)	300,000	300,695
Total Industrial		784,522

Total Corporate Debt (Cost $13,526,760)		13,514,676

Investment Companies (11.83%)

Mutual Funds (7.78%)
Blackstone Strategic Credit 2027 Term Fund	80,011	879,321
Invesco High Income 2023 Target Term Fund	125,648	855,663
RiverNorth Capital and Income Fund	50,017	762,259

Security Description	Shares	Value
Templeton Global Income Fund	463,500	1,789,110
Total Mutual Funds		4,286,353

Exchange-Traded Funds (2.53%)
iShares 20+ Year Treasury Bond ETF	5,000	443,450
iShares iBoxx $ Investment Grade Corporate Bond ETF#	6,900	703,938
SPDR Bloomberg Short Term High Yield Bond ETF#	10,000	244,600
Total Mutual Funds		1,391,988

Money Market Funds (1.51%)
First American Government Obligations Fund (Subsidized 7-Day Yield, 5.28%)	833,915	833,915

Total Investment Companies (Cost $6,904,654)		6,512,256

Collateral Received For Securities on Loan (2.14%)
First American Government Obligations Fund - Class X (Cost $1,178,040)	1,178,040	1,178,040

Total Investments (Cost $58,548,648) (103.33%)		56,902,911
Liabilities in Excess of Other Assets (-3.33%)		(1,835,112)
Net Assets (100.00%)		$55,067,799

(144A)Security was purchased pursuant to Rule 144A or Section 4(a)(2) under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. As of September 30, 2023, these securities had a total aggregate market value of $5,481,427, which represented approximately 9.95% of net assets.

(a) This security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.

(b) Floating or variable rate security. The reference rate is described above. The rate in effect as of September 30, 2023 is based on the reference rate plus the displayed spread as of the security’s last reset date.

# Loaned security; a portion of the security is on loan at September 30, 2023 in the amount of $1,151,800.

ICON FLEXIBLE BOND FUND
Portfolio of Investments
September 30, 2023

Security Description	Shares	Value
Common Stock (0.70%)

Financial (0.70%)
Annaly Capital Management Inc	81,323	$1,529,686

Total Common Stock (Cost $1,594,306)		1,529,686

Corporate Debt (72.74%)

Basic Materials (0.68%)
Cleveland-Cliffs Inc, 6.750%, 3/15/2026 (144A)	1,500,000	1,495,459

Communications (5.89%)
Cincinnati Bell Telephone Co LLC, 6.300%, 12/1/2028	4,315,000	3,607,513
DISH Network Corp, 11.750%, 11/15/2027 (144A)	1,000,000	1,007,543
Hughes Satellite Systems Corp, 5.250%, 8/1/2026	3,000,000	2,697,554
Hughes Satellite Systems Corp, 6.625%, 8/1/2026	1,250,000	1,068,750
Uber Technologies Inc, 8.000%, 11/1/2026 (144A)	1,500,000	1,517,625
The Walt Disney Co, 7.750%, 2/1/2024	3,000,000	3,012,052
Total Communications		12,911,037

Consumer, Cyclical (25.47%)
Abercrombie & Fitch Management Co, 8.750%, 7/15/2025 (144A)	1,000,000	1,016,827
Air Canada 2015-2 Class A Pass Through Trust, 4.125%, 12/15/2027 (144A)	832,049	747,535
American Airlines 2016-1 Class B Pass Through Trust, 5.250%, 1/15/2024	643,196	638,670
American Airlines 2017-1 Class B Pass Through Trust, 4.950%, 2/15/2025	4,250,000	4,117,747
American Airlines 2013-1 Class A Pass Through Trust, 4.000%, 7/15/2025	859,143	814,080
American Airlines 2017-2 Class B Pass Through Trust, 3.700%, 10/15/2025	988,938	939,141
American Airlines 2015-2 Class A Pass Through Trust, 4.000%, 9/22/2027	1,289,419	1,164,155
American Airlines 2019-1 Class B Pass Through Trust, 3.850%, 2/15/2028	1,833,224	1,618,652
American Airlines 2016-2 Class A Pass Through Trust, 3.650%, 6/15/2028	1,373,090	1,195,920
American Airlines 2021-1 Class B Pass Through Trust, 3.950%, 7/11/2030	3,867,500	3,361,129
American Airlines 2019-1 Class A Pass Through Trust, 3.500%, 2/15/2032	3,159,554	2,563,718
American Airlines Inc, 7.250%, 2/15/2028 (144A)	1,000,000	956,126
Beazer Homes USA Inc, 6.750%, 3/15/2025	2,000,000	1,997,500
British Airways 2021-1 Class B Pass Through Trust, 3.900%, 9/15/2031 (144A)	1,752,519	1,530,050
British Airways 2021-1 Class A Pass Through Trust, 2.900%, 3/15/2035 (144A)	2,349,722	1,945,932
Century Communities Inc, 6.750%, 6/1/2027	1,750,000	1,719,695
The Goodyear Tire & Rubber Co, 9.500%, 5/31/2025	1,500,000	1,522,516
IHO Verwaltungs GmbH, 4.750%, 9/15/2026 (144A)	1,000,000	915,902
JetBlue 2019-1 Class B Pass Through Trust, 8.000%, 11/15/2027	3,330,159	3,367,335
JetBlue 2020-1 Class B Pass Through Trust, 7.750%, 11/15/2028	2,192,329	2,209,098
MGM Resorts International, 6.750%, 5/1/2025	2,500,000	2,487,060
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd, 6.500%, 6/20/2027 (144A)	2,246,997	2,226,748
SeaWorld Parks & Entertainment Inc, 8.750%, 5/1/2025 (144A)	355,000	358,550
Spirit Loyalty Cayman Ltd / Spirit IP Cayman Ltd, 8.000%, 9/20/2025 (144A)	1,500,000	1,499,187
United Airlines 2018-1 Class B Pass Through Trust, 4.600%, 3/1/2026	931,329	877,922
United Airlines 2016-1 Class A Pass Through Trust, 3.450%, 7/7/2028	5,467,256	4,867,104
United Airlines 2018-1 Class A Pass Through Trust, 3.700%, 3/1/2030	4,937,064	4,229,993
United Airlines 2019-1 Class A Pass Through Trust, 4.550%, 8/25/2031	2,911,880	2,572,640
US Airways 2011-1 Class A Pass Through Trust, 7.125%, 10/22/2023	2,334,162	2,334,184
Total Consumer, Cyclical		55,795,116

Consumer, Non-cyclical (4.00%)
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC, 4.625%, 1/15/2027 (144A)	1,250,000	1,180,562
Conagra Brands Inc, 7.125%, 10/1/2026	1,150,000	1,187,264
McKesson Corp, 7.650%, 3/1/2027#	2,000,000	2,091,887
Varex Imaging Corp, 7.875%, 10/15/2027 (144A)	4,300,000	4,310,750
Total Consumer, Non-cyclical		8,770,463

Security Description	Shares	Value
Energy (4.64%)
Andeavor LLC, 5.125%, 12/15/2026	4,000,000	3,851,645
EQM Midstream Partners LP, 7.500%, 6/1/2027 (144A)	1,000,000	1,002,750
Hess Corp, 7.300%, 8/15/2031	1,500,000	1,589,274
NGL Energy Operating LLC / NGL Energy Finance Corp, 7.500%, 2/1/2026 (144A)	1,495,000	1,478,431
Northern Oil and Gas Inc, 8.125%, 3/1/2028 (144A)	1,250,000	1,248,500
PDC Energy Inc, 5.750%, 5/15/2026	1,000,000	997,500
Total Energy		10,168,100

Financial (21.55%)
Bank of America Corp, 8.806%, Quarterly TSOFR +3.397%(a),(b)	7,364,000	7,366,725
The Charles Schwab Corp, 5.375%(a)	2,000,000	1,921,553
Citigroup Inc, 9.092%, Quarterly TSOFR +3.728%(a),(b),#	4,808,000	4,806,135
Credit Acceptance Corp, 6.625%, 3/15/2026#	2,600,000	2,506,598
Fidelity & Guaranty Life Holdings Inc, 5.500%, 5/1/2025 (144A)	1,000,000	976,320
Fifth Third Bancorp, 8.689%, Quarterly TSOFR +3.391%(a),(b)	500,000	475,339
Fifth Third Bancorp, 8.785%, Quarterly TSOFR +3.295%(a),(b)	6,718,000	6,451,267
First-Citizens Bank & Trust Co, 6.125%, 3/9/2028	2,000,000	1,983,504
Hunt Cos Inc, 5.250%, 4/15/2029 (144A)	1,000,000	785,255
M&T Bank Corp, 6.450%(a),#	1,000,000	964,554
Nationwide Mutual Insurance Co, 7.961%, Quarterly US LIBOR +2.290%, 12/15/2024 (144A)(b)	3,000,000	2,999,894
OneMain Finance Corp, 6.125%, 3/15/2024	498,000	496,410
The PNC Financial Services Group Inc, 8.711%, Quarterly TSOFR +3.302%(a),(b)	2,350,000	2,335,360
Prudential Financial Inc, 5.200%, 3/15/2044	6,250,000	6,114,667
Truist Financial Corp, 8.773%, Quarterly TSOFR +3.364%(a),(b)	2,400,000	2,364,045
Wells Fargo & Co, 5.900%(a)	4,750,000	4,654,576
Total Financial		47,202,202

Industrial (5.43%)
Cascades Inc/Cascades USA Inc, 5.375%, 1/15/2028 (144A)	2,000,000	1,847,100
Danaos Corp, 8.500%, 3/1/2028 (144A)#	2,010,000	2,032,545
Fortress Transportation and Infrastructure Investors LLC, 6.500%, 10/1/2025 (144A)	1,646,000	1,617,705
Fortress Transportation and Infrastructure Investors LLC, 9.750%, 8/1/2027 (144A)	1,500,000	1,551,510
Fortress Transportation and Infrastructure Investors LLC, 5.500%, 5/1/2028 (144A)	2,000,000	1,813,189
MasTec Inc, 6.625%, 8/15/2029 (144A)	1,250,000	1,190,625
Vontier Corp, 2.950%, 4/1/2031	1,500,000	1,157,227
WESCO Distribution Inc, 7.125%, 6/15/2025 (144A)	688,000	689,593
Total Industrial		11,899,494

Technology (3.58%)
Dell Inc, 7.100%, 4/15/2028#	3,000,000	3,175,721
Dell International LLC / EMC Corp, 6.100%, 7/15/2027	4,612,000	4,669,546
Total Technology		7,845,267

Utilities (1.51%)
Calpine Corp, 5.250%, 6/1/2026 (144A)	703,000	680,110
Vistra Operations Co LLC, 5.500%, 9/1/2026 (144A)	1,350,000	1,287,051
Vistra Operations Co LLC, 5.000%, 7/31/2027 (144A)	1,460,000	1,342,281
Total Utilities		3,309,442

Total Corporate Debt (Cost $164,273,801)		159,396,580

Asset Backed Securities (1.15%)

SMB Private Education Loan Trust 2014-A, 4.500%, 9/15/2045 (144A)	3,000,000	2,520,170

Total Asset Backed Securities (Cost $2,906,764)		2,520,170

Preferred Stock (10.67%)

Argo Group US Inc, 6.500%	493,024	10,866,249
Bank of America Corp, 7.250%	1,169	1,300,173
Capital One Financial Corp, 5.000%	2,299	43,037
Equity Commonwealth, 6.500%	278,622	6,968,336

Security Description	Shares	Value
JPMorgan Chase & Co, 5.750%	70,272	1,673,176
Raymond James Financial Inc, 6.375%	101,575	2,529,218
Total Preferred Stock (Cost $24,197,242)		23,380,189

Investment Companies (10.37%)

Mutual Funds (8.81%)
BlackRock Enhanced Government Fund Inc	31,971	315,100
Highland Opportunities and Income Fund	172,433	1,386,361
Invesco High Income 2023 Target Term Fund	172,371	1,173,847
iShares 20+ Year Treasury Bond ETF	5,116	453,738
Kayne Anderson NextGen Energy & Infrastructure Inc	521,291	3,711,592
RiverNorth Capital and Income Fund	120,649	1,838,691
Templeton Global Income Fund	2,700,003	10,422,012
Total Mutual Funds		19,301,341

Money Market Funds (1.56%)
First American Government Obligations Fund (Subsidized 7-Day Yield, 5.28%)	3,419,150	3,419,150

Total Investment Companies (Cost $24,193,815)		22,720,491

United Sates Treasury Note/Bond (2.48%)
4.125%, 8/15/2053 (Cost $5,483,972)	6,000,000	5,440,313

Collateral Received For Securities on Loan (1.58%)
First American Government Obligations Fund - Class X (Cost $3,468,720)	3,468,720	3,468,720

Total Investments (Cost $226,118,620) (99.70%)		218,456,149
Other Net Assets (0.30%)		664,155
Net Assets (100.00%)		$219,120,304

# Loaned security; a portion of the security is on loan at September 30, 2023, in the amount of $3,407,085.

(144A)Security was purchased pursuant to Rule 144A or Section 4(a)(2) under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. As of September 30, 2023, these securities had a total aggregate market value of $45,771,825, which represented approximately 20.89% of net assets.

(a) This security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.

(b) Floating or variable rate security. The reference rate is described above. The rate in effect as of September 30, 2023 is based on the reference rate plus the displayed spread as of the security’s last reset date.

ICON HEALTH AND INFORMATION TECHNOLOGY FUND
Portfolio of Investments
September 30, 2023

Security Description	Shares	Value
Common Stock (98.13%)

Communications (19.51%)
Alphabet Inc*	22,300	$2,940,255
Arista Networks Inc*	27,600	5,076,467
CDW Corp/DE	11,800	2,380,768
Cisco Systems Inc	53,900	2,897,664
GoDaddy Inc*	17,600	1,310,848
Meta Platforms Inc*	6,500	1,951,365
Total Communications		16,557,367

Consumer, Non-cyclical (48.34%)
Alkermes PLC*	72,200	2,022,322
AstraZeneca PLC	30,000	2,031,600
The Cigna Group	10,100	2,889,307
Elevance Health Inc	9,700	4,223,574
Encompass Health Corp	29,100	1,954,356
HCA Healthcare Inc	8,000	1,967,840
Humana Inc	8,700	4,232,724
Incyte Corp*	42,900	2,478,333
IQVIA Holdings Inc*	9,238	1,817,577
Jazz Pharmaceuticals PLC*	7,200	931,968
LiveRamp Holdings Inc*	114,300	3,296,412
Merck & Co Inc	16,100	1,657,495
Molina Healthcare Inc*	14,800	4,852,772
Select Medical Holdings Corp	78,800	1,991,276
UnitedHealth Group Inc	9,300	4,688,967
Total Consumer, Non-cyclical		41,036,523

Energy (1.24%)
SolarEdge Technologies Inc*	8,100	1,049,031

Financial (1.88%)
Pagseguro Digital Ltd*	185,300	1,595,433

Industrial (8.65%)
TD SYNNEX Corp	47,400	4,733,364
Universal Display Corp	16,600	2,606,034
Total Industrial		7,339,398

Technology (18.51%)
Autodesk Inc*	14,500	3,000,195
Fortinet Inc*	55,000	3,227,400
Globant SA*	11,900	2,354,415
Pegasystems Inc	35,000	1,519,350
Salesforce Inc*	12,900	2,615,862
Taiwan Semiconductor Manufacturing Co Ltd	34,500	2,998,050
Total Technology		15,715,272

Total Common Stock (Cost $80,314,503)		83,293,024

Security Description	Shares	Value
Investment Companies (1.98%)

Money Market (1.98%)
First American Government Obligations Fund (Subsidized 7-Day Yield, 5.28%)	1,682,230	1,682,230

Total Funds (Cost $1,682,230)		1,682,230

Total Investments (Cost $81,996,733) (100.11%)		84,975,254
Liabilities in Excess of Other Assets (-0.11%)		(90,843)
Net Assets (100.00%)		$84,884,411

* Non-income producing security.

ICON NATURAL RESOURCES & INFRASTRUCTURE FUND
Portfolio of Investments
September 30, 2023

Security Description	Shares	Value
Common Stock (91.80%)

Basic Materials (8.37%)
The Chemours Co	116,000	$3,253,800
Kaiser Aluminum Corp	15,000	1,128,900
Livent Corp*	80,000	1,472,800
Sociedad Quimica y Minera de Chile SA	20,000	1,193,400
Trinseo PLC	240,000	1,960,800
Total Basic Materials		9,009,700

Consumer, Cyclical (8.70%)
Blue Bird Corp*	115,000	2,455,250
H&E Equipment Services Inc	40,000	1,727,600
JetBlue Airways Corp*	520,000	2,392,000
Southwest Airlines Co	103,000	2,788,210
Total Basic Materials		9,363,060

Energy (40.26%)
Archrock Inc	450,000	5,670,000
ChampionX Corp	124,000	4,416,880
DMC Global Inc*	225,000	5,505,750
Enterprise Products Partners LP	167,000	4,570,790
Golar LNG Ltd	155,000	3,760,300
NOV Inc	160,000	3,344,000
NuStar Energy LP	160,000	2,790,400
Southwestern Energy Co*	640,000	4,128,000
Suncor Energy Inc	84,000	2,887,920
TechnipFMC PLC	98,000	1,993,320
YPF SA*	350,000	4,287,500
Total Energy		43,354,860

Industrial (34.47%)
AAR Corp*	63,000	3,750,390
Alamo Group Inc	9,000	1,555,740
Armstrong World Industries Inc	22,000	1,584,000
Canadian National Railway Co	20,000	2,166,600
Canadian Pacific Kansas City Ltd#	14,000	1,041,740
Cemex SAB de CV*	420,000	2,730,000
CSX Corp	33,000	1,014,750
The Greenbrier Cos Inc	50,000	2,000,000
Loma Negra Cia Industrial Argentina SA	200,000	1,206,000
Masco Corp	35,000	1,870,750
MasTec Inc*	24,000	1,727,280
Old Dominion Freight Line Inc	7,100	2,904,894
Oshkosh Corp	30,500	2,910,615
Saia Inc*	8,500	3,388,525
Union Pacific Corp	11,500	2,341,745
Woodward Inc	23,000	2,857,980
ZTO Express Cayman Inc	85,000	2,054,450
Total Industrial		37,105,459

Total Common Stock (Cost $97,154,240)		98,833,079

Security Description	Shares	Value
Investment Companies (0.00%)

Exchange-Traded Funds (4.07%)
Energy Select Sector SPDR Fund	20,000	1,807,800
SPDR S&P Oil & Gas Exploration & Production ETF	8,800	1,301,608
Vanguard Energy ETF	10,000	1,267,400
Total Exchange-Traded Funds		4,376,808

Mutual Funds (1.23%)
PIMCO Energy & Tactical Credit Opportunities Fund	67,000	1,328,610

Money Market Funds (3.00%)
First American Government Obligations Fund (Subsidized 7-Day Yield, 5.28%)	3,230,267	3,230,267

Total Investment Companies (Cost $8,316,947)		8,935,685

Collateral Received For Securities on Loan
First American Government Obligations Fund - Class X (Cost $1,056,825)	1,056,825	1,056,825

Total Investments (Cost $106,528,013) (101.08%)		108,825,589
Liabilities in Excess of Other Assets (-1.08%)		(1,164,744)
Net Assets (100.00%)		$107,660,845

* Non-income producing security.

# Loaned security; a portion of the security is on loan at September 30, 2023, in the amount of $1,031,323.

ICON UTILITIES AND INCOME FUND
Portfolio of Investments
September 30, 2023

Security Description	Shares	Value
Common Stock (91.22%)

Utilities (91.22%)
ALLETE Inc	20,700	$1,092,960
Ameren Corp	24,400	1,825,851
American Electric Power Co Inc	19,800	1,489,356
Atmos Energy Corp	12,000	1,271,160
Avangrid Inc	32,100	968,457
Black Hills Corp	24,600	1,244,514
Consolidated Edison Inc	11,100	949,383
Duke Energy Corp	5,400	476,604
Evergy Inc	31,200	1,581,840
Eversource Energy	18,000	1,046,700
National Fuel Gas Co	25,500	1,323,705
New Jersey Resources Corp	44,200	1,795,846
NextEra Energy Inc	25,800	1,478,082
NiSource Inc	58,251	1,437,635
ONE Gas Inc	18,800	1,283,664
Spire Inc	19,900	1,125,942
UGI Corp	22,995	528,885
Xcel Energy Inc	27,400	1,567,828
Total Utilities		22,488,412

Total Common Stock (Cost $25,249,439)		22,488,412

Investment Companies (9.51%)

First American Government Obligations Fund (Subsidized 7-Day Yield, 5.28%)	2,344,423	2,344,423
3
Total Investment Companies (Cost $2,344,423)		2,344,423

Total Investments (Cost $27,593,861)(a) (100.73%)		24,832,835
Liabilities in Excess of Other Assets (-0.73%)		(180,618)
Net Assets (100.00%)		$24,652,217